Licenses and Collaborations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Licenses And Collaborations [Abstract]
Licenses and Collaborations
11. Licenses and collaborations
Yale University
In 2017, PNAi entered into a collaborative research agreement (the “Yale CRA”) and license agreement (the “Yale License Agreement”) with Yale University, which were assigned to the Company upon the closing of the acquisition of PNAi by the Company in 2017. The purpose of the agreements was to fund the Yale University research program in the field of nanoparticle-sized
nucleic acid mimics and peptide nucleic acids as gene editing therapeutics in return for an exclusive license to certain related patent rights owned by Yale University and the option to license any patents discovered or generated under the terms of the collaborative research agreement.
The Yale CRA required funding the labs of collaborators with $1,500 per year for a minimum of two years. The Yale CRA expired in 2019. No payments were made to Yale University pursuant to the Yale CRA during the year ended December 31, 2019 with no future obligation under this commitment.

As consideration for the Yale License Agreement, PNAi paid an initial fee of $37 and had the option to issue 5% of the company’s common stock on a fully diluted, as converted basis. If the shares were not issued, the agreement could be terminated at Yale University’s option. After the completion of the merger with PNAi, the Company exercised the option and issued 264,301 shares of common stock to Yale University with a fair value of $100. Under the Yale License Agreement, the Company reimbursed Yale University for patent related expenses. The Company reimbursed Yale University $45 for patent related expenses for the year ended December 31, 2019. The Company and Yale agreed to terminate the Yale License Agreement in 2020 and there are no future payment obligations under the Yale License Agreement.
Ares trading S.A.
In October 2020, the Company entered into a license agreement with Ares (the “Ares Agreement”), pursuant to which the Company obtained an exclusive worldwide license to certain patents and related know-how
to research, develop, manufacture, use and commercialize therapeutic products containing atacicept, a recombinant fusion protein used to inhibit B cell growth and differentiation, which could potentially treat some autoimmune diseases.
As consideration for the Ares Agreement, the Company issued to Ares a non-refundable
license issue fee of 22,171,553 shares of Series C redeemable convertible preferred stock resulting in Ares becoming a related party to the Company. The Series C redeemable convertible preferred stock had a deemed issuance price of $0.5918 per share, or $13,121 in the aggregate.
In December 2020, the Company paid Ares $25,000 in milestone payments upon delivery and initiation of the transfer of specified information and materials. The Company is obligated to pay Ares aggregate milestone payments of up to $176,500 upon the achievement of specified BLA filing or regulatory approval milestones and up to $515,000 upon the achievement of specified commercial milestones.
The
non-refundable
license issue fee of $13,121 and milestone payments of $25,000 were recorded to research and development expense.
Ares is performing manufacturing technology and
know-how
transfer to the Company over a period not to exceed two years from the effective date of the Ares Agreement. The Company recorded related party expense of $1,256 due to Ares for these services during the nine months ended September 30, 2021.
Commencing on the first commercial sale of licensed products, the Company is obligated to pay Ares tiered royalties of low double-digit to mid-teen
percentages on annual net sales of the licensed products covered by the license. The Company is obligated to pay royalties on a licensed product-by-
licensed product and
country-by-country
basis from the first commercial sale of a product in a country until the latest of (i) 15 years after the first commercial sale of such licensed product in such country; (ii) the expiration of the last valid claim of a licensed patent that covers such licensed product in, or its use, importation or manufacture with respect to, such country; and (iii) expiration of all applicable regulatory exclusivity periods, including data exclusivity, in such country with respect to such product. If the Company were to sublicense its rights under the Ares Agreement, the Company is obligated to pay Ares a percentage ranging from the mid single-digit to the low double-digits of specified sublicensing income received.

9. Licenses and collaborations
Carnegie Mellon University
In 2012, PNAi entered into a license agreement with Carnegie Mellon University (as amended, the “CMU License Agreement”), which was assigned to the Company upon the closing of the Company’s acquisition of PNA in 2017.
The CMU License Agreement provided exclusive, worldwide rights to certain patents and know-how
relating to synthetic oligomers. Under the CMU License Agreement, the Company is obligated to pay Carnegie Mellon University up to $9,000 in aggregate milestone payments upon the achievement of specific sales-based milestones, which have not yet been met. The Company is also responsible for reimbursement for future patent expenses and payment of future royalties based on any sales of a licensed product at a percentage in the low single digits.
If the Company were to sublicense the technology licensed pursuant to the CMU License Agreement, the Company would be obligated to pay CMU a percentage ranging in the low double-digits of specified sublicensing income received, subject to reduction for a specified percentage of sublicensing income payments above a specified threshold that the Company may be obligated to pay other third parties. The Company did not achieve any of the development or sales milestones. Accordingly, no royalty or development milestone payments were made nor required to be made under this agreement.
Yale university
In 2017, PNAi entered into a collaborative research agreement (the “Yale CRA”) and license agreement (the “Yale License Agreement”) with Yale University, which were assigned to the Company upon the closing of the acquisition of PNAi by the Company in 2017. The purpose of the agreements was to fund the Yale University research program in the field of nanoparticle-sized
nucleic acid mimics and peptide nucleic acids as gene editing therapeutics in return for an exclusive license to certain related patent rights owned by Yale University and the option to license any patents discovered or generated under the terms of the collaborative research agreement.
The Yale CRA required funding the labs of collaborators with $1,500 per year for a minimum of two years. The Yale CRA expired in 2019. No payments were made to Yale University pursuant to the Yale CRA during the year ended December 31, 2019, with no future obligation under this commitment.
As consideration for the Yale License Agreement, PNAi paid an initial fee of $37 and had the option to issue 5% of the company’s common stock on a fully diluted, as converted basis. If the shares were not issued, the agreement could be terminated at Yale University’s option. After the completion of the merger with PNAi, the Company exercised the option and issued 264,301 shares of common stock to Yale University with a fair value of $100. Under the Yale License Agreement, the Company reimbursed Yale University for patent related expenses. The Company reimbursed Yale University $45 for patent related expenses for the year ended December 31, 2019. The Company and Yale agreed to terminate the Yale License Agreement in 2020 and there are no future payment obligations under the Yale License Agreement.
Ares trading S.A.
In October 2020, the Company entered into a license agreement with Ares (the “Ares Agreement”), pursuant to which the Company obtained an exclusive worldwide license to certain patents and related know-how
to research, develop, manufacture, use and commercialize therapeutic products containing atacicept, a recombinant fusion protein used to inhibit B cell growth and differentiation, which could potentially treat some autoimmune diseases.
As consideration for the Ares Agreement, the Company issued to Ares a non-refundable
license issue fee of 22,171,553 shares of Series C redeemable convertible preferred stock resulting in Ares becoming a related party to the Company. The Series C redeemable convertible preferred stock had a deemed issuance price of $0.5918 per share, or $13,121 in the aggregate.
As of December 31, 2020, the Company has paid Ares $25,000 in milestone payments upon delivery and initiation of the transfer of specified information and materials. The Company is obligated to pay Ares aggregate milestone payments of up to $176,500 upon the achievement of specified BLA filing or regulatory approval milestones and up to $515,000 upon the achievement of specified commercial milestones.
The
non-refundable
license issue fee of $13,121 and milestone payments of $25,000 are recorded to research and development expense.
Commencing on the first commercial sale of licensed products, the Company is obligated to pay Ares tiered royalties of low double-digit to mid-teen
percentages on annual net sales of the licensed products covered by the license. The Company is obligated to pay royalties on a licensed product-by-
licensed product and
country-by-country
basis from the first commercial sale of a product
in a country until the latest of (i) 15 years after the first commercial sale of such licensed product in such country; (ii) the expiration of the last valid claim of a licensed patent that covers such licensed product in, or its use, importation or manufacture with respect to, such country; and (iii) expiration of all applicable regulatory exclusivity periods, including data exclusivity, in such country with respect to such product. If the Company were to sublicense its rights under the Ares Agreement, the Company is obligated to pay Ares a percentage ranging from the mid single-digit to the low double-digits of specified sublicensing income received.